Schedule of Disaggregated Cost of Revenue And Research And Development (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Cost of revenue (excluding the impact of write-down)	¥ 111,850	¥ 86,671	¥ 48,432
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	93,052	43,781	24,715
Total cost of revenue	204,902	130,452	73,147
Salary, bonus, welfare and share-based compensation expense	43,867	45,707	34,792
New products development	30,183	59,895	4,021
Depreciation	3,246	3,841	3,491
Total research and development expenses	¥ 77,296	¥ 109,443	¥ 42,304